Schedule of Investments (unaudited) April 30, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Midcity Improvement District Alabama Special Assesment, 3.88%, 11/01/27	$120	$115,412
Tuscaloosa County Industrial Development Authority RB, Series A, 4.50%, 05/01/32 (Call 05/01/29)(a)	186	178,255

		293,667

Arizona — 0.8%
Maricopa County Industrial Development Authority RB, 4.00%, 10/15/47 (Call 01/01/26)(a)	100	91,719
Tempe Industrial Development Authority RB, 4.00%, 12/01/46 (Call 12/01/29)	100	89,995

		181,714

Arkansas — 1.0%
Arkansas Development Finance Authority RB, 4.50%, 09/01/49 (Call 09/01/26)(a)	250	230,519

California — 16.3%
California Community Housing Agency RB, Series A-2, 4.00%, 08/01/47 (Call 08/01/31)(a)	250	201,110
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 05/16/22)(b)	2,955	188,358
California Housing Finance RB, Series 2021- 1, 3.50%, 11/20/35	492	481,992
California Public Finance Authority RB, Series B-3, 2.13%, 11/15/27 (Call 05/15/23)(a)	250	236,857
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(a)	500	493,847
California Statewide Financing Authority RB, 0.00%, 06/01/55 (Call 05/31/22)(a)(b)	4,250	186,358
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(a)	250	211,587
CMFA Special Finance Agency VIII RB, 3.00%, 08/01/56 (Call 08/01/31)(a)	125	88,084
CSCDA Community Improvement Authority RB
3.25%, 04/01/57 (Call 04/01/32)(a)	225	163,833
4.00%, 07/01/58 (Call 07/01/32)(a)	100	71,274
Series A-2, 4.00%, 10/01/56 (Call 10/01/31)(a)	250	206,670
Golden State Tobacco Securitization Corp. RB
0.00%, 06/01/66 (Call 12/01/31)(b)	1,045	114,476
3.25%, 06/01/34 (Call 06/01/25) (AGM-CR SAP)	50	51,208
Series A-1, 5.00%, 06/01/28 (Call 06/01/27)	500	558,470
Regents of the University of California Medical Center Pooled Revenue, 4.00%, 05/15/53	410	396,764

		3,650,888

Colorado — 7.4%
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	448,467
Colorado Health Facilities Authority RB, 5.00%, 05/15/58 (Call 05/15/28)	100	83,758
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	412,158
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(a)	600	581,735
Series B, 0.00%, 12/01/25(a)(b)	150	124,238

		1,650,356

Delaware — 0.2%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	40,000

District of Columbia — 2.7%
District of Columbia RB, 5.50%, 02/28/37	90	99,886

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 05/31/22)(b)	$6,800	$502,534

		602,420

Florida — 15.4%
Babcock Ranch Community Independent Special District Special Assessment, 4.25%, 05/01/32	100	97,423
Brevard County Health Facilities Authority RB
4.00%, 11/15/22(a)	205	205,982
4.00%, 11/15/32 (Call 11/15/28)(a)	150	150,254
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	3,965	261,361
3.25%, 06/01/31(a)	230	213,432
4.88%, 06/15/56 (Call 06/15/26)(a)	100	78,550
Series A-1, 5.00%, 07/01/56 (Call 07/01/31)(a)	250	253,148
CFM Community Development District Special Assesment, 2.40%, 05/01/26	250	241,255
Florida Development Finance Corp. RB
5.00%, 05/01/29 (Call 05/31/22)(a)	500	508,487
5.00%, 06/01/51 (Call 06/01/28)	100	91,806
5.00%, 06/15/56 (Call 06/15/29)(a)	100	90,386
Series A, 5.13%, 06/15/55 (Call 06/15/28)(a)	500	431,771
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	224,813
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	185,929
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	205	200,901
V-Dana Community Development District Special Assesment, 4.00%, 05/01/52 (Call 05/01/31)	250	224,182

		3,459,680

Georgia — 0.4%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(a)	100	87,380

Illinois — 2.6%
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	510,555
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/52 (Call 12/15/31)	75	69,019

		579,574

Kansas — 0.4%
City of Manhattan KS RB, 4.00%, 06/01/52 (Call 06/01/29)	100	87,615

Kentucky — 1.0%
City of Henderson KY RB, 4.70%, 01/01/52( 01/01/32)(a)	250	236,001

Maine — 0.4%
Finance Authority of Maine RB, 8.00%, 12/01/51 (Call 12/01/36)(a)	100	83,248

Maryland — 1.4%
Maryland Economic Development Corp. RB, 5.25%, 06/30/55 (Call 06/30/32)	315	326,124

Massachusetts — 1.0%
Massachusetts Development Finance Agency RB, 4.00%, 07/01/45 (Call 07/01/31)	250	231,625

Michigan — 2.7%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	202,295

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 05/31/22)(c)	$350	$294,329
Michigan Strategic Fund RB, 4.00%, 10/01/61 (Call 05/31/22)(c)	100	103,147

		599,771

Minnesota — 1.1%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	249,818

Missouri — 1.0%
Plaza at Noah’s Ark Community Improvement District RB, 3.00%, 05/01/30 (Call 05/01/29)	250	234,842

New Jersey — 1.1%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	243,096

New Mexico — 2.2%
Winrock Town Center Tax Increment Development District No. 1 TA, 3.75%, 05/01/28(a)	500	483,075

New York — 5.7%
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 5.00%, 02/01/51 (Call 02/01/32)	135	148,092
New York Transportation Development Corp. RB
4.00%, 04/30/53 (Call 10/31/31)	500	489,528
5.00%, 12/01/34 (Call 12/01/30)	500	537,969
Niagara Area Development Corp. RB, 5.00%, 07/01/52 (Call 07/01/32)	100	96,065

		1,271,654

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55 (Call 06/01/30)	150	145,843
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55 (Call 12/01/29)(a)	100	81,721
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31 (Call 12/01/28)(a)	240	219,847
4.25%, 12/01/50 (Call 12/01/28)(a)	260	199,721

		647,132

Oklahoma — 1.6%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(a)	250	269,827
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(a)	100	83,982

		353,809

Oregon — 0.5%
Oregon State Facilities Authority, 4.13%, 06/01/52	105	102,618

Pennsylvania — 1.8%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	396,993

Puerto Rico — 4.9%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 05/31/22)(b)	1,485	86,458
Commonwealth of Puerto Rico GO, 5.63%, 07/01/29	39	42,537
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, Series A, 5.00%, 07/01/47 (Call 07/01/30)(a)	250	260,356
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46 (Call 07/01/28)	743	208,751
Series A-2, 4.78%, 07/01/58 (Call 07/01/28)	500	508,486

		1,106,588

Security	Par (000)	Value

South Carolina — 0.9%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(a)	$250	$202,314

Tennessee — 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.25%, 10/01/58 (Call 10/01/29)	250	266,601
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(a)(b)	100	31,590

		298,191

Texas — 3.9%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(a)	100	85,972
Arlington Higher Education Finance Corp., 5.75%, 08/15/62	250	244,250
Arlington Higher Education Finance Corp. RB, 5.00%, 06/15/51 (Call 06/15/26)	250	229,292
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	225,445
Port Beaumont Navigation District RB, 2.75%, 01/01/36 (Call 07/01/23)(a)	100	80,912

		865,871

Utah — 1.4%
Utah Charter School Finance Authority RB, Series A, 5.00%, 02/15/36 (Call 02/15/26)(a)	315	317,652

Vermont — 0.4%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(a)	100	85,753

Virginia — 2.0%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 05/16/22)	475	460,054

Washington — 1.9%
Washington State Convention Center Public Facilities District RB
3.00%, 07/01/58 (Call 07/01/31)	275	176,271
4.00%, 07/01/31	250	244,101

		420,372

Wisconsin — 2.2%
Public Finance Authority RB
5.00%, 06/15/56 (Call 06/15/29)(a)	25	20,752
5.25%, 12/01/51 (Call 12/01/31)(a)	65	49,759
Series A, 5.00%, 06/15/55 (Call 06/15/28)(a)	500	425,590

		496,101

Total Municipal Debt Obligations — 91.8% (Cost: $23,001,682)		20,576,515

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Liquidity Funds: MuniCash, 0.25%(d)(e)	2,394	$2,394,047

Total Short-Term Investments — 10.7% (Cost: $2,394,043)		2,394,047

Total Investments in Securities — 102.5% (Cost: $25,395,725)		22,970,562

Other Assets, Less Liabilities — (2.5)%		(551,886)

Net Assets — 100.0%		$22,418,676

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$306,642	$2,087,745	(a)	$—	$(344)	$4	$2,394,047	2,394	$534	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$20,576,515	$—	$20,576,515
Money Market Funds	2,394,047	—	—	2,394,047

	$2,394,047	$20,576,515	$—	$22,970,562

Portfolio Abbreviations - Fixed Income

AGM-CR	AGM Insured Custodial Receipt

GO	General Obligation

GOL	General Obligation Limited

RB	Revenue Bond

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock High Yield Muni Income Bond ETF

Portfolio Abbreviations - Fixed Income (continued)

SAP	Subject to Appropriations

TA	Tax Allocation

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